Share-Based Payment - Summary of RSUs, PSUs and Stock Option (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Average exercise price, Beginning of the year | $ / shares	$ 8.3	$ 1.16
Average exercise price, Granted during the year | $ / shares	5.53	18.9
Average exercise price, Exercised during the year | $ / shares	2.25	3.45
Average exercise price, Forfeited during the year | $ / shares	14.06	10.31
Average exercise price, End of the year | $ / shares	6.86	8.3
Average exercise price per share, Vested and exercisable at the end of the year | $ / shares	$ 7.03	$ 4.06
Number of options and RSUs and PSUs, Beginning of the year | shares	3,534,561	4,032,345
Number of options and RSUs and PSUs, Granted during the year | shares	4,340,239	1,474,463
Number of options and RSUs and PSUs, Exercised during the year | shares	(663,897)	(1,136,375)
Number of options and RSUs and PSUs, Forfeited during the year | shares	(248,601)	(835,872)
Number of options and RSUs and PSUs, End of the year | shares	6,962,302	3,534,561
Number of options and RSUs and PSUs, Vested and exercisable at the end of the year | shares	704,006	347,788